Business Combinations - Additional Information (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 01, 2021	May 06, 2021
Business Combinations
Other intangible assets	¥ 781,317		¥ 920,700	¥ 403,674
Total revenues	3,475,281	¥ 3,150,790	6,827,943	6,954,057	¥ 5,409,825
Net loss	588,375	¥ 355,066	(115,049)	(148,965)	990,731
Amount of intangibles acquired	1,125,078		1,198,231	540,763
Trademark
Business Combinations
Amount of intangibles acquired	¥ 160,000		¥ 160,000	¥ 160,000
Trademark | Maximum
Business Combinations
Useful life			10 years
Reacquired franchise rights | Minimum
Business Combinations
Useful life			1 year
Reacquired franchise rights | Maximum
Business Combinations
Useful life			5 years
Customer relationships | Minimum
Business Combinations
Useful life			3 years
Customer relationships | Maximum
Business Combinations
Useful life			7 years
ZACC
Business Combinations
Other intangible assets						¥ 240,000
ZACC | Trademark
Business Combinations
Other intangible assets						90,000
ZACC | Customer relationships
Business Combinations
Other intangible assets						¥ 150,000
SAWAN CO. LTD. ("SAWAN")
Business Combinations
Other intangible assets							¥ 100,000
SAWAN CO. LTD. ("SAWAN") | Trademark
Business Combinations
Other intangible assets							70,000
SAWAN CO. LTD. ("SAWAN") | Customer relationships
Business Combinations
Other intangible assets							¥ 30,000
Relaxation Salons
Business Combinations
Other intangible assets					15,000
Total revenues					208,600
Net loss					¥ 13,788
Relaxation Salons | Minimum
Business Combinations
Royalty rate of fair value measurements for unobservable inputs (as a percent)					1.20%
Discount rate of fair value measurements for unobservable inputs (as a percent)					11.30%
Relaxation Salons | Maximum
Business Combinations
Royalty rate of fair value measurements for unobservable inputs (as a percent)					6.00%
Discount rate of fair value measurements for unobservable inputs (as a percent)					25.00%
Relaxation Salons | Reacquired franchise rights
Business Combinations
Amount of franchise rights reacquired					¥ 15,000
Relaxation Salons | Reacquired franchise rights | Minimum
Business Combinations
Useful life of reacquired franchise rights					1 year
Relaxation Salons | Reacquired franchise rights | Maximum
Business Combinations
Useful life of reacquired franchise rights					3 years